Commitments and Contingencies	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies	Commitments and Contingencies
a)As at December 31, 2021, the Company’s share of commitments to fund equipment installation and other construction contract costs, which are expected to be incurred in 2022, is as follows:

2022 $
Certain consolidated LNG carriers (i)	12,853
Bahrain LNG Joint Venture (ii)	11,339
24,192
(i)In June 2019, the Company entered into an agreement with a contractor to supply reliquefaction equipment on certain of the Company's LNG carriers in 2021 and 2022, for an estimated installed cost of $52.8 million. As at December 31, 2021, the estimated remaining cost of these installations was $12.9 million.
(ii)The Company has a 30% ownership interest in the Bahrain LNG Joint Venture which has an LNG receiving and regasification terminal in Bahrain as described in Note 7a(ii). As at December 31, 2021, the Company's proportionate share of the estimated remaining cost of $11.3 million relates to the final construction installment on the LNG terminal. The Bahrain LNG Joint Venture has remaining debt financing of $23.5 million, of which $7.1 million relates to the Company's proportionate share of the construction commitments included in the table above.
b)The Tangguh Joint Venture is currently undergoing a tax audit related to its tax returns filed for the 2010 and subsequent fiscal years. The UK taxing authority has challenged the deductibility of certain transactions not directly related to the long funding lease and the Tangguh Joint Venture has recorded a provision of $1.6 million in 2017 (of which the Company's 70% share is $1.1 million) which is recorded in accrued liabilities in the Company’s consolidated balance sheets as at December 31, 2021 (December 31, 2020 – $1.6 million presented net of income tax receivable in accounts receivable).

c)Tangguh Joint Venture Operating Leases
As at December 31, 2021, the Tangguh Joint Venture was a party to operating leases (or Head Leases) whereby it leases its two LNG carriers (or the Tangguh LNG Carriers) to a third-party company. The Tangguh Joint Venture then leases back the LNG carriers from the same third-party company (or the Subleases). Under the terms of these leases, the third-party company claims tax depreciation on the capital expenditures it incurred to lease the vessels. As is typical in these leasing arrangements, tax and change of law risks are assumed and indemnified by the Tangguh Joint Venture. Lease payments under the Subleases are based on certain tax and financial assumptions at the commencement of the leases. If an assumption proves to be incorrect, the lease payments are increased or decreased under the Sublease to maintain the agreed after-tax margin. The Tangguh Joint Venture’s carrying amounts of this estimated tax indemnification obligation as at December 31, 2021 and 2020 were $5.2 million and $5.7 million, respectively, and are included as part of other long-term liabilities in the consolidated balance sheets of the Company. The tax indemnification is for the duration of the lease contract with the third party plus the years it would take for the lease payments to be statute barred and ends in 2033. Although there is no maximum potential amount of future payments, the Tangguh Joint Venture may terminate the lease arrangements on a voluntary basis at any time. If the lease arrangements terminate, the Tangguh Joint Venture will be required to make termination payments to the third-party company sufficient to repay the third-party company’s investment in the vessels and to compensate it for the tax effect of the terminations, including recapture of any tax depreciation. The Head Leases and the Subleases have 20-year terms and are classified as operating leases. The Head Leases and the Subleases for the two Tangguh LNG Carriers commenced in November 2008 and March 2009, respectively.

As at December 31, 2021, the total estimated future minimum rental payments to be received and paid by the Tangguh Joint Venture related to the lease contracts are as follows:

Year	Head Lease Receipts (i)	Sublease Payments (i) (ii)
2022	$21,242	$23,934
2023	$21,242	$23,934
2024	$21,242	$23,934
2025	$21,242	$23,934
2026	$21,242	$23,934
Thereafter	$47,885	$53,988
Total	$154,095	$173,658
(i) The Head Leases are fixed-rate operating leases while the Subleases have a variable-rate component. As at December 31, 2021, the Company had received $356.3 million of aggregate Head Lease receipts and had paid $310.1 million of aggregate Sublease payments. The portion of the Head Lease receipts that has not been recognized into earnings is deferred and amortized on a straight-line basis over the lease terms and, as at December 31, 2021, $3.7 million (December 31, 2020 – $3.7 million) and $18.1 million (December 31, 2020 – $21.8 million) of Head Lease receipts had been deferred and included in unearned revenue and other long-term liabilities, respectively, in the Company’s consolidated balance sheets.
(ii) The amount of payments related to the Subleases are updated annually to reflect any changes in the lease payments due to changes in tax law.